Restatement to Earnings Per Share Presentation (Tables)	9 Months Ended
Sep. 30, 2021
Restatement to Earnings Per Share Presentation
Schedule of impact of the restatement on financial statements

CONDENSED STATEMENTS OF OPERATIONS

For the three months ended March 31, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	(23,000,000)	11,500,000
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$(0.06)	$(0.06)
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	7,887,500	(12,500)	7,875,000
Basic and diluted net income (loss) per share, common stock	$(0.15)	$0.09	$(0.06)

CONDENSED STATEMENTS OF OPERATIONS

For the three months ended June 30, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	—	34,500,000
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.19	$0.19
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	8,625,000	—	8,625,000
Basic and diluted net income (loss) per share, common stock	$0.96	$(0.77)	$0.19

CONDENSED STATEMENTS OF OPERATIONS

For the six months ended June 30, 2021	As Reported	Restatement	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,500,000	(11,436,464)	23,063,536
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption	$—	$0.23	$0.23
Basic and diluted, weighted average shares outstanding – Class A and Class B non-redeemable common stock	8,258,287	—	8,258,287
Basic and diluted net income (loss) per share, common stock	$0.86	$(0.63)	$0.23